CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY - CNY (¥) ¥ in Thousands	Total	IPO [Member]	Follow On Offering [Member]	Global Offering [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Ordinary Shares [Member]	Ordinary Shares [Member] IPO [Member]	Ordinary Shares [Member] Follow On Offering [Member]	Ordinary Shares [Member] Global Offering [Member]	Treasury Shares [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] IPO [Member]	Additional Paid-in Capital [Member] Follow On Offering [Member]	Additional Paid-in Capital [Member] Global Offering [Member]	Statutory Reserves [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] IPO [Member]	Accumulated Deficit [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]
Beginning balance at Dec. 31, 2019	¥ (6,830,430)				¥ (2,074)	¥ 30				¥ (9)	¥ 0					¥ (5,948)	¥ (6,824,503)		¥ (2,074)
Beginning balance (Shares) at Dec. 31, 2019						463,189,950				(100,442,575)
Repurchase of ordinary shares, value						¥ (9)				¥ 9
Repurchase of ordinary shares, shares						(100,442,575)				100,442,575
Accretion on convertible redeemable Preferred Shares to redemption value as of the completion of the IPO	(2,157,744)	¥ (2,157,744)										¥ (393,883)						¥ (1,763,861)
Issuance of ordinary shares, value		¥ 11,409,248	¥ 15,980,227				¥ 16	¥ 7				¥ 11,409,232	¥ 15,980,220
Issuance of ordinary shares, shares							229,386,666	110,400,000
Issuance of treasury shares, shares						60,687,680				(60,687,680)
Issuance of treasury shares, value						¥ 5				¥ (5)
Issuance of ordinary shares for the vested restricted share Units, value						¥ 1					(1)
Issuance of ordinary shares for the vested restricted share Units, shares						14,850,560
Share-based compensation due to vesting of restricted shares, value	57,875									¥ 1	57,874
Share-based compensation due to vesting of restricted shares, shares										17,643,400
Share-based compensation due to vesting of restricted share Units	544,659										544,659
The immediate vesting of Restricted Share Units upon grant date	393,883										393,883
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO, value	18,490,583					¥ 55					18,490,528
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO, shares						801,733,385
Foreign currency translation adjustment, net of nil tax	(724,433)															(724,433)
Net loss	(2,731,985)																(2,731,985)
Ending balance at Dec. 31, 2020	34,429,809					¥ 105				¥ (4)	46,482,512				¥ 0	(730,381)	(11,322,423)
Ending balance (Shares) at Dec. 31, 2020						1,579,805,666				(43,044,280)
Share-based compensation, value	379,948										379,948
Accretion on convertible redeemable Preferred Shares to redemption value as of the completion of the IPO	0
Issuance of ordinary shares, value				¥ 13,118,085					¥ 6					¥ 13,118,079
Issuance of ordinary shares, shares									97,083,300
Issuance of treasury shares, shares						9,396,714				(9,396,714)
Issuance of treasury shares, value						¥ 1				¥ (1)
Transfer from treasury shares to outstanding ordinary shares for vested RSUs,shares										11,075,214
Transfer from treasury shares Value to outstanding ordinary shares for vested RSUs , value										¥ 1	(1)
Issuance of ordinary shares for the vested restricted share Units, value						¥ 1				¥ 3	(4)
Issuance of ordinary shares for the vested restricted share Units, shares						26,471,648				29,494,090
Foreign currency translation adjustment, net of nil tax	(918,168)															(918,168)
Net loss	(4,863,096)																(4,863,096)
Appropriations to statutory reserves															6,047		(6,047)
Ending balance at Dec. 31, 2021	42,146,578					¥ 113				¥ (1)	59,980,534				6,047	(1,648,549)	(16,191,566)
Ending balance (Shares) at Dec. 31, 2021						1,712,757,328				(11,871,690)
Share-based compensation, value	710,486										710,486
Accretion on convertible redeemable Preferred Shares to redemption value as of the completion of the IPO	0
Issuance of treasury shares, shares						10,614,576				(10,614,576)
Issuance of treasury shares, value						¥ 1				¥ (1)
Transfer from treasury shares to outstanding ordinary shares for vested RSUs,shares										17,567,096
Transfer from treasury shares Value to outstanding ordinary shares for vested RSUs , value										¥ 1	(1)
Issuance of ordinary shares for the vested restricted share Units, value						¥ 0				¥ 0	0
Issuance of ordinary shares for the vested restricted share Units, shares						2,030,152				0
Foreign currency translation adjustment, net of nil tax	3,192,573															3,192,573
Net loss	(9,138,972)																(9,138,972)
Appropriations to statutory reserves															378		(378)
Ending balance at Dec. 31, 2022	¥ 36,910,665					¥ 114				¥ (1)	¥ 60,691,019				¥ 6,425	¥ 1,544,024	¥ (25,330,916)
Ending balance (Shares) at Dec. 31, 2022						1,725,402,056				(4,919,170)